Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring Charges [Abstract]
Restructuring and Related Costs

In the second quarter of 2019, Obalon recorded restructuring charges of $1.1 million, which are comprised of the following components (in thousands):

Year Ended December 31,
2019
Employee separation costs	$1,008
Asset disposals	91
Total	$1,099

No further restructuring charges were recorded in the third or fourth quarters of 2019. For the year ended December 31, 2019, the following restructuring charges were included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

Year Ended December 31,
2019
Cost of revenue	$53
Research and development	370
Selling, general and administrative	676
Total	$1,099

Activity and Restructuring Charge Reserve Balance

Activity and restructuring charge reserve balance as of December 31, 2019 were as follows (in thousands):

Employee
separation costs
Reserve balance at December 31, 2018	$—
2019:
Restructuring charges	1,099
Cash payments	(819)
Reserve balance at December 31, 2019	$280